Interest in associates (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Principal Associates

	2018 RMB million	2017 RMB million
Share of net assets	3,181	3,031

All the Group’s associates are unlisted without quoted market price. The particulars of the Group’s principal associates as at December 31, 2018 are as follows:

			Proportion of ownership interest held by
	Place of establishment / operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Southern Airlines Group Finance Co., Ltd. (“SA Finance”)	PRC	33.98%	25.28%	8.70%	33.98%	Provision of airlines financial services

Sichuan Airlines Co., Ltd. (“Sichuan Airlines”)	PRC	39%	39%	—	39%	Airline transportation

SACM	PRC	40%	40%	—	40%	Advertising services

Xinjiang Civil Aviation Property Management Limited	PRC	42.80%	42.80%	—	42.80%	Property management

Aggregated individually immaterial associates [member]
Statement [LineItems]
Summarized Financial Information

The Group has interest in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information of these associates is summarized as following:

	2018 RMB million	2017 RMB million	2016 RMB million
Aggregate carrying amount of individually immaterial associates	3,181	3,031	2,590
Aggregate amounts of the Group’s share of:
Profit from continuing operations	263	431	509
Other comprehensive income	(4)	2	(2)

Total comprehensive income	259	433	507

Aggregated individually immaterial joint ventures [member]
Statement [LineItems]
Summarized Financial Information

The aggregate financial information of these joint ventures is summarized as follows:

	2018 RMB million	2017 RMB million	2016 RMB million
Aggregate carrying amount of individually immaterial joint ventures	2,812	1,015	1,522
Aggregate amounts of the Group’s share of:
Profit from continuing operations and total comprehensive income	200	99	102